Income Taxes- Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax provision	$ 11	$ 0
Effective tax rate	0.00%	0.00%
Operating loss carryforwards	$ 133,500
Operating loss carryforward, subject to expiration	9,600
Operating loss carryforward, not subject to expiration	123,800
Unrecognized tax benefits	$ 4,307	$ 3,675	$ 2,579